Schedule of Supplemental Balance Sheet Information (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Finance And Operating Leases
Operating lease assets	$ 341,625	$ 155,323
Lease Liability - current	124,095	72,730
Lease liability – non-current	$ 229,076	$ 49,656